Long Term Debt (Details) - Schedule of Long Term Debt ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Total debt		₨ 121,751	$ 1,604.8	₨ 94,580
Less: current portion		9,209	121.4	4,658
Long-term debt		112,542	1,483.4	89,922
Secured Foreign Currency Term Loans [Member]
Debt Instrument [Line Items]
Total debt		75,709	998.0	73,200	$ 905.9
Secured Indian Rupee Term Loans [Member]
Debt Instrument [Line Items]
Total debt		44,924	592.1	21,380
Unsecured Indian Rupee Term Loans [Member]
Debt Instrument [Line Items]
Total debt	[1]	₨ 1,118	$ 14.7

[1]	Pertains to unsecured term loan taken by subsidiaries, forming the part of disposable group during the current year from its minority shareholders amounting to INR 1,118 million (US$14.7 million) as at March 31, 2022 and INR nil as at March 31, 2021.